General Information	12 Months Ended
Dec. 31, 2025
Disclosure of general information [abstract]
General Information	General Information
The consolidated financial statements have been prepared by KT Corporation, the “Controlling Company,” by consolidating 78 subsidiaries (collectively referred to as the “Group”), including BC Card Co., Ltd. Further details are provided in Note 1.2. The terms “Controlling Company” and “Subsidiaries” used in the note are adopted from International Financial Reporting Standards (“IFRS”) 10 - Consolidated Financial Statements.
1.1    The Controlling Company
KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telecommunication services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The address of the Controlling Company’s registered office is 90, Buljeong-ro, Bundang-gu, Seongnam City, Gyeonggi Province, Korea.
On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.
On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.
On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), which represents new shares and 20,813,311 government-owned shares, on the New York Stock Exchange. On July 2, 2001, additional ADS representing 55,502,161 government-owned shares were issued on the New York Stock Exchange.
In 2002, the Controlling Company acquired all government-owned shares in accordance with the Korean government’s privatization plan. As of December 31, 2025, the Korean government no longer owns any shares in the Controlling Company.
1.2    Consolidated Subsidiaries
(1) The consolidated subsidiaries as of December 31, 2024 and 2025, are as follows:

			Controlling Interest[1] (%)
Subsidiary	Type of business	Location	December 31, 2024	December 31, 2025	Closing month
KT Telecop Co., Ltd.	Security service	Korea	92.7%	92.7%	December
KT Alpha Co., Ltd. [4]	Data communication	Korea	73.0%	73.0%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	78.9%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	97.8%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc. [4]	Payment security service for credit card, others	Korea	72.2%	72.2%	December

			Controlling Interest[1] (%)
Subsidiary	Type of business	Location	December 31, 2024	December 31, 2025	Closing month
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. [4]	System integration and maintenance	Korea	91.6%	91.6%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
KT GENIE Music Corporation (formerly GENIE Music Corporation) [2]	Online music production and distribution	Korea	36.0%	36.0%	December
KT MOS Bukbu Co., Ltd. [4]	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. [4]	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife Co., Ltd. [4]	Satellite TV	Korea	50.5%	50.5%	December
KT ENA Co., Ltd. (formerly Skylife TV Co., Ltd.)	TV contents provider	Korea	100.0%	100.0%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Investment Management Inc.	Asset management, real estate, and consulting services	Korea	100.0%	100.0%	December
KT GDH Co., Ltd.	Data center development and related service	Korea	100.0%	100.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
KT Nasmedia Co., Ltd. (formerly Nasmedia Co., Ltd.) [2,4]	Solution provider and IPTV advertisement sales business	Korea	44.1%	44.1%	December
KT Sports Co., Ltd.	Management of sports teams	Korea	100.0%	100.0%	December
KTCS Corporation [2,4]	Database and online information provider	Korea	34.1%	34.1%	December
KTIS Corporation [2,4]	Database and online information provider	Korea	33.3%	33.4%	December
KT M Mobile Co., Ltd.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Financing business for new technology	Korea	100.0%	100.0%	December
Next Connect PFV Co., Ltd.	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network install management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Japan Co., Ltd.	Foreign investment business and local counter work	Japan	100.0%	100.0%	December
East Telecom LLC	Wireless/fixed line internet business	Uzbekistan	91.6%	91.6%	December
KT America, Inc.	Foreign investment business and local counter work	USA	100.0%	100.0%	December

			Controlling Interest[1] (%)
Subsidiary	Type of business	Location	December 31, 2024	December 31, 2025	Closing month
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hong Kong Telecommunications Co., Ltd.	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business and local counter work	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
KT Huimangjieum Co., Ltd.	Manufacturing	Korea	100.0%	100.0%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	88.6%	88.6%	December
Storywiz Co., Ltd.	Contents and software development and supply	Korea	100.0%	100.0%	December
KT Engineering Co., Ltd.	Telecommunication facility construction and maintenance	Korea	100.0%	100.0%	December
KT Studio Genie Co., Ltd.	Data communication service and data communication construction business	Korea	90.9%	90.9%	December
KTHS Corporation (formerly KHS Corporation)	Operation and maintenance of facilities	Korea	100.0%	100.0%	December
KT HCN Co., Ltd. (formerly HCN Co., Ltd.)	Cable television service	Korea	100.0%	100.0%	December
KT Millie Seojae (formerly Millie Seojae) [2]	Book contents service	Korea	38.7%	38.4%	December
KT ES Pte. Ltd.	Foreign investment business	Singapore	68.8%	68.8%	December
Epsilon Global Communications PTE. Ltd.	Network service industry	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (SP) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications (US) PTE. Ltd.	Fixed line telecommunication business	Singapore	100.0%	100.0%	December
Epsilon Telecommunications Limited	Fixed line telecommunication business	UK	100.0%	100.0%	December
Epsilon Telecommunications (HK) Limited	Fixed line telecommunication business	Hong Kong	100.0%	100.0%	December
Epsilon US Inc.	Fixed line telecommunication business	USA	100.0%	100.0%	December
Epsilon Telecommunications (BG) EOOD	Employee support service	Bulgaria	100.0%	100.0%	December
Nasmedia-KT Alpha Future Growth Strategic Investment Fund	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund 6	Investment fund	Korea	100.0%	100.0%	December
KT Altimedia Corporation (formerly Altimedia Corporation)	Software development and delivery	Korea	100.0%	100.0%	December
KT Altimidia B.V. (formerly Altimidia B.V.)	Software development and delivery	Netherlands	100.0%	100.0%	December
KT Altimidia Vietnam (formerly Altimidia Vietnam)	Software development and delivery	Vietnam	100.0%	100.0%	December
BCCARD VIETNAM LTD.	Software sales business	Vietnam	100.0%	100.0%	December
KTP SERVICES INC.	Fixed line telecommunication business	Philippines	100.0%	100.0%	December
Hangang Real Estate Investment Trust No. 24	Investment fund	Korea	75.0%	75.0%	December

			Controlling Interest[1] (%)
Subsidiary	Type of business	Location	December 31, 2024	December 31, 2025	Closing month
KT DX VIETNAM COMPANY LIMITED	Software development	Vietnam	100.0%	100.0%	December
kt Cloud Co., Ltd.	Information and communications development	Korea	92.7%	92.6%	December
PT CRANIUM ROYAL ADITAMA	Software development	Indonesia	67.0%	67.0%	December
Open cloud lab Co., Ltd.	IT consulting service and Telecommunication equipment sales	Korea	100.0%	100.0%	December
KT Living, Inc.	Residential building management	Korea	100.0%	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 1 [3]	Real estate management	Korea	6.5%	6.5%	December
AQUA RETAIL VIETNAM COMPANY LIMITED	E-voucher issuance and trading business	Vietnam	100.0%	100.0%	December
K-Realty Qualified Private Real Estate Investment Trust No. 4	Real estate management	Korea	93.9%	98.3%	December
BC Strategic Investment Fund 2	Investment fund	Korea	100.0%	100.0%	December
K-Logis Hwaseong Inc.	Residential building development and supply	Korea	80.0%	80.0%	December
kt netcore. Co. Ltd.	Telecommunication facility maintenance and service business	Korea	100.0%	100.0%	December
kt p&m Co., Ltd.	Information and communications development and Electrical design corporation	Korea	100.0%	100.0%	December
Seongsu269 Development PFV Co, Ltd	Investment fund	Korea	—	85.2%	December
Gangnam Station 1307 PFV Co., Ltd.	Investment fund	Korea	—	60.3%	December
1Sum of the interests owned by the Controlling Company and subsidiaries.
2Although the Controlling Company owns less than 50% of the interest in KT Nasmedia, Co., Ltd. (formerly. Nasmedia, Co., Ltd.), KTCS Corporation, KTIS Corporation, KT Millie Seojae (formerly. Millie Seojae), and KT GENIE Music Corporation (formerly. GENIE Music Corporation), these entities are consolidated as the Controlling Company can exercise the majority of voting rights in its decision-making process at all times, based on voting patterns at previous shareholders’ meetings.
3Although the Controlling Company owns less than 50% interest in K-Realty Qualified Private Real Estate Investment Trust No. 1, this entity is consolidated by comprehensively considering the criteria for determining control, such as ‘power’, ‘variable profit’, and ‘relationship between power and variable profit’, rather than simply judging by the interests owned by the Controlling Company.
4The number of treasury stock held by subsidiaries are deducted from the total number of shares when calculating the controlling percentage interest.
(2)Changes in Scope of Consolidation
Subsidiaries newly included and excluded in the consolidation during the year ended December 31, 2025:

Changes	Location	Name of subsidiary	Reason
Included	Korea	Seongsu269 Development PFV Co, Ltd	Newly established
Included	Korea	Townboard Co., Ltd.	Spin-off
Included	Korea	Gangnam Station 1307 PFV Co., Ltd.	Newly established
Excluded	Korea	KT Linkus Co., Ltd.	Merged
Excluded	Korea	KT Music Contents Fund No.2	Liquidated
Excluded	Korea	Initech Co., Ltd.	Shares disposed
Excluded	Korea	PlayD Co., Ltd.	Shares disposed
Excluded	Thailand	Nasmedia Thailand Co.Ltd.	Shares disposed
Excluded	Korea	Townboard Co., Ltd.	Shares disposed
Excluded	Korea	H&C Network	Merged
Excluded	Russia	KT RUS LLC	Liquidated
(3)    Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2023, 2024 and 2025, is as follows:

(In millions of Korean won)	December 31, 2023		2023[3]
	Total assets	Total liabilities	Operating revenues	Profit(loss) for the period
KT Linkus Co., Ltd.	64,178	63,452	81,645	821
KT Telecop Co., Ltd.	375,596	235,947	527,015	5,728
KT Alpha Co., Ltd.	443,639	191,254	437,308	19,352
KT Service Bukbu Co., Ltd.	63,760	55,360	242,119	1,212
KT Service Nambu Co., Ltd.	71,576	58,745	291,170	1,354
BC Card Co., Ltd. [1]	6,352,878	4,722,432	4,027,450	76,545
H&C Network	81,107	4,863	27,205	1,814
KT Nasmedia Co., Ltd. [1]	513,311	262,336	147,934	17,703
KTDS Co., Ltd. [1]	393,667	202,067	727,477	33,971
KT M&S Co., Ltd.	258,477	209,075	695,856	3,783
KT MOS Bukbu Co., Ltd.	50,750	28,431	101,428	8,457
KT MOS Nambu Co., Ltd.	46,839	26,012	101,422	5,749
KT Skylife Co., Ltd. [1]	1,220,842	479,369	1,034,342	(109,407)
KT Estate Inc. [1]	2,746,546	1,121,970	511,018	871
KT GDH Co., Ltd.	7,760	1,501	4,346	648
KT Sat Co., Ltd.	699,607	88,524	182,274	30,502
KT Sports Co., Ltd.	26,615	11,299	66,309	(12,386)
KT Music Contents Fund No.2	5,558	1,772	534	(992)
KT M Mobile Co., Ltd.	176,838	69,317	301,049	5,605
KT Investment Co., Ltd. [1]	83,638	57,420	24,976	2,180
KTCS Corporation [1]	434,900	234,850	1,035,911	15,804
KTIS Corporation	447,609	243,519	593,162	13,922
Next Connect PFV	946,687	629,809	—	(29,889)
KT Japan Co., Ltd. [1]	2,015	3,341	2,793	(110)
KT America, Inc.	6,013	701	8,928	133
KT Rwanda Networks Ltd. [2]	134,847	313,787	26,788	(57,628)
AOS Ltd. [2]	10,763	1,983	8,287	128
KT Hong Kong Telecommunications Co., Ltd.	11,142	5,121	19,373	143
KT Huimangjieum [1]	8,073	2,715	17,687	1,012
KT Engineering Co., Ltd.	160,243	104,005	262,063	5,327
KT Studio Genie Co., Ltd. [1]	989,187	259,413	542,955	13,507
Lolab Co., Ltd.	42,744	37,838	173,035	(12,938)
East Telecom LLC [1]	48,483	22,632	30,350	7,723
KT ES Pte. Ltd. [1]	117,009	90,392	87,865	(124,850)
KTP SERVICES INC.	2,967	919	671	235
KT Altimedia Corporation [1]	48,381	12,374	45,035	7,352
KT RUS LLC	501	10	1	(378)
KT DX VIETNAM COMPANY LIMITED	1,694	102	82	(207)
kt cloud Co., Ltd. [1]	1,983,972	503,241	679,825	63,956
KT HEALTHCARE VINA COMPANY LIMITED	12,730	439	—	(721)
K-Realty Qualified Private Real Estate Investment Trust No. 1	80,266	50,693	4,682	(1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED	1,202	62	16	(248)
1These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements
2Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(In millions of Korean won)	December 31, 2024		2024[3]
	Total assets	Total liabilities	Operating revenues	Profit(loss) for the period
KT Linkus Co., Ltd.	₩ 54,247	₩ 55,750	₩ 79,171	₩ (1,726)
KT Telecop Co., Ltd.	400,437	253,509	532,687	8,793
KT Alpha Co., Ltd.	464,180	201,902	421,191	20,682
KT Service Bukbu Co., Ltd.	56,706	56,846	228,816	(6,665)
KT Service Nambu Co., Ltd.	57,827	51,826	285,634	(5,881)
BC Card Co., Ltd. [1]	5,961,047	4,196,724	3,806,858	141,149
H&C Network	59,808	5,039	26,188	1,868
KT Nasmedia Co., Ltd. [1]	492,782	252,707	143,639	(3,884)
KTDS Co., Ltd. [1]	388,812	179,630	721,962	34,883
KT M&S Co., Ltd.	261,539	193,526	807,735	19,681
KT MOS Bukbu Co., Ltd.	50,262	32,012	103,410	1,287
KT MOS Nambu Co., Ltd.	51,458	28,427	103,765	3,719
KT Skylife Co., Ltd. [1]	1,040,188	463,594	1,026,644	(156,033)
KT Estate Inc. [1]	2,740,463	1,099,622	555,984	24,290
KT GDH Co., Ltd.	7,998	1,462	3,977	303
KT Sat Co., Ltd.	733,574	92,877	188,412	30,741
KT Sports Co., Ltd.	23,299	7,435	83,888	859
KT Music Contents Fund No. 2	5,508	1,589	199	134
KT M Mobile Co., Ltd.	195,196	74,570	347,933	13,142
KT Investment Co., Ltd. [1]	84,369	56,721	19,355	1,621
KTCS Corporation [1]	435,066	232,129	1,122,264	6,814
KTIS Corporation	469,932	261,826	604,479	11,862
Next Connect PFV	1,429,260	1,133,891	137	(21,508)
KT Japan Co., Ltd. [1]	1,750	3,289	2,897	(180)
KT America, Inc.	6,843	614	7,445	192
KT Rwanda Networks Ltd. [2]	131,362	341,313	21,624	(21,025)
AOS Ltd. [2]	14,305	19,422	10,768	643
KT Hong Kong Telecommunications Co., Ltd.	9,105	1,680	16,917	423
KT Huimangjieum [1]	8,854	2,275	19,285	1,338
KT Engineering Co., Ltd.	183,753	123,132	333,874	2,634
KT Studio Genie Co., Ltd. [1]	880,509	212,683	452,685	(29,364)
East Telecom LLC [1]	75,828	40,371	38,100	6,938
KT ES Pte. Ltd. [1]	78,800	59,114	93,358	(79,014)
KTP SERVICES INC.	3,257	750	718	272
KT Altimedia Corporation [1]	45,287	11,919	36,774	290
KT RUS LLC	420	—	1	(31)
KT DX VIETNAM COMPANY LIMITED	1,568	120	469	(262)
kt Cloud Co., Ltd. [1]	2,061,020	542,569	784,284	35,676
K-Realty Qualified Private Real Estate Investment Trust No. [1]	79,220	50,681	4,358	(1,034)
AQUA RETAIL VIETNAM COMPANY LIMITED	1,903	497	531	(827)
kt netcore. Co. Ltd.	61,213	79	—	134
kt p&m	10,029	96	—	(67)
1These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3Profit or loss is included from the date of acquisition of control to the end of the reporting period.

(In millions of Korean won)	December 31, 2025		2025[4]
	Total assets	Total liabilities	Operating revenues	Profit (loss) for the period
KT Telecop Co., Ltd.	₩ 393,333	₩ 234,285	₩ 584,110	₩ 15,859
KT Alpha Co., Ltd.	495,896	192,822	396,085	43,644
KT Service Bukbu Co., Ltd.	59,502	53,859	236,575	1,007
KT Service Nambu Co., Ltd.	107,727	99,990	382,831	(3,102)
BC Card Co., Ltd. [1]	6,558,304	4,626,053	3,638,935	151,717
KT Nasmedia Co., Ltd. [3]	440,266	238,576	126,564	6,799
KTDS Co., Ltd. [3]	311,710	146,073	705,734	35,386
KT M&S Co., Ltd.	238,108	157,783	754,019	11,765
KT MOS Bukbu Co., Ltd.	54,039	34,830	107,283	332
KT MOS Nambu Co., Ltd.	54,657	29,236	106,986	2,480
KT Skylife Co., Ltd. [1]	975,400	413,080	989,538	585
KT Estate Inc. [1]	3,368,346	1,677,549	737,878	39,545
KT GDH Co., Ltd.	7,852	1,181	3,094	121
KT Sat Co., Ltd.	696,796	32,436	202,914	27,370
KT Sports Co., Ltd.	32,098	7,205	98,334	(532)
KT M Mobile Co., Ltd.	222,683	90,445	391,772	11,954
KT Investment Co., Ltd. [1]	73,066	43,133	10,610	2,215
KTCS Corporation [1]	470,973	245,806	1,044,653	25,107
KTIS Corporation	449,527	211,060	637,488	36,423
Next Connect PFV	967,898	279,246	1,169,552	393,282
KT Japan Co., Ltd. [1]	1,900	3,271	3,335	138
KT America, Inc.	7,080	589	8,718	464
KT Rwanda Networks Ltd. [2]	112,981	149,440	21,661	(19,212)
AOS Ltd. [2]	17,996	20,221	11,955	2,554
KT Hong Kong Telecommunications Co., Ltd.	9,942	2,202	12,599	453
KT Huimangjieum [1]	11,134	3,408	20,855	1,174
KT Engineering Co., Ltd.	153,146	95,252	283,766	(1,345)
KT Studio Genie Co., Ltd. [1]	791,790	181,688	470,814	(42,878)
East Telecom LLC [1]	88,259	39,227	42,912	10,314
KT ES Pte. Ltd. [1]	76,013	69,059	98,707	(7,196)
KTP SERVICES INC.	2,179	10	87	(198)
KT Altimedia Corporation [1]	42,655	9,300	37,927	1,402
KT DX Vietnam Company Limited	1,457	291	874	(205)
kt cloud Co., Ltd.[1]	2,659,479	1,099,355	1,001,120	38,087
K-Realty Qualified Private Real Estate Investment Trust No. 1	77,384	50,062	4,687	(1,017)
AQUA RETAIL VIETNAM COMPANY LIMITED	296	—	558	(1,037)
kt netcore. Co. Ltd.	174,021	109,253	778,341	3,632
kt p&m Co. Ltd.	32,513	19,889	72,017	2,910
1These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2Convertible preferred stock issued by subsidiaries as of the end of the reporting period is included in liabilities.
3Profit or loss of subsidiary that was disposed of during the current period, from the beginning of the reporting period to the date of loss of control, is reflected
4Profit or loss of companies newly included in consolidated financial statements from the acquisition date of control to the end of the reporting period is included.